UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/15

Item 1. Schedule of Investments.

BRC Large Cap Focus Equity Fund

Schedule of Investments

January 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.19%

Consumer Discretionary — 14.10%
AutoZone, Inc. *	865	$516,370
Carnival Corp.	11,081	487,121
Goodyear Tire & Rubber Co./The	19,200	465,408
Hanesbrands, Inc.	4,700	523,486
Marriott International, Inc. - Class A	6,350	473,075

		2,465,460

Consumer Staples — 6.65%
Constellation Brands, Inc. - Class A *	5,760	636,192
Kroger Co./The	7,634	527,128

		1,163,320

Energy — 7.81%
FMC Technologies, Inc. *	9,020	338,070
Marathon Petroleum Corp.	5,430	502,764
Valero Energy Corp.	9,940	525,627

		1,366,461

Financials — 17.12%
CBRE Group, Inc. *	14,890	481,543
Hartford Financial Services Group, Inc.	12,500	486,250
Jones Lang LaSalle, Inc.	3,700	544,196
Lincoln National Corp.	9,300	464,814
New York Community Bancorp, Inc.	32,670	504,752
Travelers Cos., Inc./The	4,980	512,044

		2,993,599

Health Care — 12.60%
Aetna, Inc.	6,480	594,994
Amgen, Inc.	3,110	473,529
Biogen Idec, Inc. *	1,570	610,981
Laboratory Corp. of America Holdings *	4,570	524,545

		2,204,049

Industrials — 11.70%
Boeing Co./The	3,940	572,758
Delta Air Lines, Inc.	10,955	518,281
PACCAR, Inc.	7,370	443,011
Snap-on, Inc.	3,850	510,933

		2,044,983

Information Technology — 16.12%
Alliance Data Systems Corp. *	1,758	507,763
Apple, Inc.	4,665	546,551
Avago Technologies Ltd.	5,185	533,433
Electronic Arts, Inc. *	12,540	687,944
Global Payments, Inc.	6,220	543,068

		2,818,759

Materials — 6.00%
Alcoa, Inc.	32,710	511,911
Sealed Air Corp.	13,245	536,422

		1,048,333

Telecommunication Services — 2.87%
Frontier Communications Corp.	74,830	502,483

See accompanying notes which are an integral part of this schedule of investments.

BRC Large Cap Focus Equity Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

	Shares	Fair Value
Utilities — 3.22%

Edison International	8,260	$562,919

Total Common Stocks (Cost $15,954,998)		17,170,366

Money Market Securities — 1.53%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.11% (a)	266,783	266,783

Total Money Market Securities (Cost $266,783)		266,783

Total Investments – 99.72% (Cost $16,221,781)		17,437,149

Other Assets in Excess of Liabilities – 0.28%		49,454

TOTAL NET ASSETS – 100.00%		$17,486,603

(a)	Rate disclosed is the seven day yield as of January 31, 2015.
*	Non-income producing security.

At January 31, 2015, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Tax Cost of Securities	$16,222,976

Gross Unrealized Appreciation	$1,565,462
Gross Unrealized Depreciation	(351,289)

Net Unrealized Appreciation on Investments	$1,214,173

At January 31, 2015, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $1,195 for the BRC Large Cap Focus Equity Fund.

See accompanying notes which are an integral part of this schedule of investments.

BRC Large Cap Focus Equity Fund

Related Notes to the Schedule of Investments

January 31, 2015

(Unaudited)

The BRC Large Cap Focus Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (ex., the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

BRC Large Cap Focus Equity Fund

Related Notes to the Schedule of Investments – continued

January 31, 2015

(Unaudited)

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2015:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$17,170,366	$—	$—	$17,170,366
Money Market Securities	266,783	—	—	266,783

Total	$17,437,149	$—	$—	$17,437,149

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended January 31, 2015.

Dana Large Cap Equity Fund

Schedule of Investments

January 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.07%

Consumer Discretionary — 11.86%
Comcast Corp. - Class A	22,600	$1,201,077
Hanesbrands, Inc.	11,000	1,225,180
Macy’s, Inc.	19,000	1,213,720
Magna International, Inc.	13,000	1,248,260
Royal Caribbean Cruises Ltd.	15,000	1,133,250
Whirlpool Corp.	6,000	1,194,480

		7,215,967

Consumer Staples — 10.02%
CVS Caremark Corp.	13,700	1,344,792
Dr. Pepper Snapple Group, Inc.	15,000	1,159,050
Kimberly-Clark Corp.	10,000	1,079,600
Kroger Co./The	20,000	1,381,000
Tyson Foods, Inc. - Class A	29,000	1,132,160

		6,096,602

Energy — 7.93%
Chevron Corp.	8,800	902,264
ConocoPhillips	15,000	944,700
Exxon Mobil Corp.	12,000	1,049,040
Schlumberger Ltd.	10,500	865,095
Tesoro Corp.	13,000	1,062,490

		4,823,589

Financials — 13.94%
ACE Ltd.	7,000	755,720
Allstate Corp./The	17,000	1,186,430
Ameriprise Financial, Inc.	9,000	1,124,460
Discover Financial Services	14,800	804,824
Lincoln National Corp.	23,000	1,149,540
PNC Financial Services Group, Inc.	13,800	1,166,652
SunTrust Banks, Inc.	30,000	1,152,600
Wells Fargo & Co.	22,000	1,142,240

		8,482,466

Health Care — 14.70%
AbbVie, Inc.	19,000	1,146,650
Aetna, Inc.	13,300	1,221,206
Amgen, Inc.	7,600	1,157,176
Gilead Sciences, Inc. *	12,000	1,257,960
HCA Holdings, Inc. *	17,200	1,217,760
Johnson & Johnson	10,800	1,081,512
McKesson Corp.	5,500	1,169,575
Mylan, Inc. *	13,000	690,950

		8,942,789

Industrials — 10.30%
Boeing Co./The	8,000	1,162,960
Delta Air Lines, Inc.	27,000	1,277,370
Raytheon Co.	9,400	940,470
Trinity Industries, Inc.	34,000	899,980
Union Pacific Corp.	8,600	1,008,006
United Technologies Corp.	8,500	975,630

		6,264,416

Information Technology — 18.73%
Amdocs Ltd.	10,000	481,800
Apple, Inc.	12,400	1,452,784

See accompanying notes which are an integral part of the schedule of investments.

Broadridge Financial Solutions, Inc.	23,800	1,142,162
CDW Corp.	33,000	1,130,580
Cisco Systems, Inc.	41,000	1,080,965
Hewlett-Packard Co.	21,000	758,730
Intel Corp.	29,000	958,160
Oracle Corp.	15,000	628,350
Seagate Technology PLC	19,400	1,094,936
Skyworks Solutions, Inc.	18,000	1,494,900
TE Connectivity Ltd.	17,600	1,168,464

		11,391,831

Materials — 3.23%
Lyondellbasell Industries NV - Class A	12,400	980,716
Packaging Corp. of America	13,000	986,050

		1,966,766

Real Estate Investment Trusts — 1.80%
Omega Healthcare Investors, Inc.	25,000	1,096,500

Telecommunication Services — 2.26%
AT&T, Inc.	21,400	704,488
Verizon Communications, Inc.	14,600	667,366

		1,371,854

Utilities — 3.30%
CMS Energy Corp.	27,000	1,018,710
Xcel Energy, Inc.	26,400	990,792

		2,009,502

Total Common Stocks (Cost $53,656,941)		59,662,282

Short-Term Investments — 3.64%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.110% (a)	2,214,143	2,214,143

Total Short-Term Investments (Cost $2,214,143)		2,214,143

Total Investments – 101.71% (Cost $55,871,084)		61,876,425

Liabilities in Excess of Other Assets – (1.71)%		(1,039,738)

TOTAL NET ASSETS – 100.00%		$60,836,687

(a)	Rate disclosed is the seven day yield as of January 31, 2015.
*	Non-income producing security.

See accompanying notes which are an integral part of the schedule of investments.

At January 31, 2015, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Tax Cost of Securities	$55,874,488

Gross Unrealized Appreciation	$6,647,593
Gross Unrealized (Depreciation)	(645,656)

Net Unrealized Appreciation on Investments	$6,001,937

At January 31, 2015, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $3,404 for the Dana Large Cap Equity Fund.

Dana Large Cap Equity Fund

Notes to the Schedule of Investments

January 31, 2015

(Unaudited)

The Dana Large Cap Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

Dana Large Cap Equity Fund

Notes to the Schedule of Investments - continued

January 31, 2015

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based, on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchanged-traded funds, and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Dana Investment Advisors, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities traded in the NASDAQ over-the-counter market are generally valued by a pricing service at the NASDAQ Official Closing Price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation. These securities are classified as Level 2 securities.

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Dana Large Cap Equity Fund

Notes to the Schedule of Investments - continued

January 31, 2015

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2015:

	Valuation Inputs
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$59,662,282	$—	$—	$59,662,282
Short-Term Investments	2,214,143	—	—	2,214,143

Total	$61,876,425	$—	$—	$61,876,425

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels during the period ended January 31, 2015.

Dreman Contrarian Small Cap Value Fund

Portfolio of Investments (Unaudited)

January 31, 2015

Shares		Fair Value
Common Stocks — 96.3%
Consumer Discretionary — 11.1%
59,085	Aaron’s, Inc.	$1,870,631
80,055	American Axle & Manufacturing Holdings, Inc. *	1,949,339
18,465	Big Lots, Inc.	847,728
23,775	Brinker International, Inc.	1,389,173
41,820	Cooper Tire & Rubber Co.	1,454,918
80,980	CTC Media, Inc.	305,295
24,513	Helen of Troy Ltd. *	1,843,868
24,687	Hillenbrand, Inc.	775,419
15,839	John Wiley & Sons, Inc., Class A	981,384
46,780	KB Home	582,879
31,980	Life Time Fitness, Inc. *	1,748,347
12,345	Matthews International Corp., Class A	571,944
33,824	Meredith Corp.	1,760,877

		16,081,802

Consumer Staples — 0.6%
25,290	SpartanNash Co.	651,470
16,590	TravelCenters of America LLC *	222,140

		873,610

Energy — 2.9%
37,480	Atwood Oceanics, Inc.	1,071,178
151,320	Bellatrix Exploration Ltd. *	307,180
91,720	Denbury Resources, Inc.	632,868
184,550	Gran Tierra Energy, Inc. *	394,937
76,570	Ultra Petroleum Corp. *	976,267
26,825	Unit Corp. *	798,848

		4,181,278

Financials — 25.7%
46,128	Allied World Assurance Co. Holdings AG	1,783,770
37,175	Aspen Insurance Holdings Ltd.	1,610,421
117,030	Associated Banc-Corp.	1,967,274
76,507	Blue Hills Bancorp, Inc. *	1,016,778
13,019	Chemical Financial Corp.	369,219
69,070	Clifton Bancorp, Inc.	915,868
28,095	Endurance Specialty Holdings Ltd.	1,717,166
24,193	Federated Investors, Inc., Class B	764,741
138,890	First Horizon National Corp.	1,804,181
46,740	First Midwest Bancorp, Inc.	719,796
214,639	First Niagara Financial Group, Inc.	1,742,869
84,634	FirstMerit Corp.	1,386,728
131,980	Fulton Financial Corp.	1,471,577
52,305	Hancock Holding Co.	1,365,684
30,350	Hanover Insurance Group, Inc.	2,094,150
103,580	Home Loan Servicing Solutions Ltd.	1,249,175
18,909	International Bancshares Corp.	425,642
50,935	Janus Capital Group, Inc.	893,400
27,570	Montpelier Re Holdings Ltd.	968,534
16,800	NBT Bancorp, Inc.	386,568
12,602	Nelnet, Inc., Class A	551,211
104,490	Old National Bancorp	1,401,211
48,325	Prospect Capital Corp.	398,681
20,698	Prosperity Bancshares, Inc.	947,761
36,588	Protective Life Corp.	2,559,331
47,165	Symetra Financial Corp.	957,921
56,537	TCF Financial Corp.	831,094

42,560	Umpqua Holdings Corp.	660,106
72,410	Washington Federal, Inc.	1,438,063
33,790	Webster Financial Corp.	1,031,609
9,610	WesBanco, Inc.	290,030
35,146	Wintrust Financial Corp.	1,527,797

		37,248,356

Health Care — 5.6%
19,902	Charles River Laboratories International, Inc. *	1,380,204
41,430	Hill-Rom Holdings, Inc.	1,978,697
21,775	Integra LifeSciences Holdings Corp. *	1,213,303
43,787	Owens & Minor, Inc.	1,498,829
112,450	Select Medical Holdings Corp.	1,520,324
23,713	Triple-S Management Corp., Class B *	571,009

		8,162,366

Industrials — 14.8%
47,506	AAR Corp.	1,361,522
37,915	ABM Industries, Inc.	1,094,606
32,682	Aegion Corp. *	500,688
110,174	Aircastle Ltd.	2,210,090
13,275	Alliant Techsystems, Inc.	1,729,865
47,982	Barnes Group, Inc.	1,648,182
24,899	Brady Corp., Class A	651,607
54,625	Brink’s Co./The	1,224,146
23,262	Crane Co.	1,417,819
20,660	EMCOR Group, Inc.	833,838
17,205	EnerSys	1,004,428
36,590	Global Brass & Copper Holdings, Inc.	480,427
10,483	Hyster-Yale Materials Handling, Inc., Class A	656,760
6,420	LB Foster Co., Class A	304,372
23,250	Owens Corning	931,162
67,200	R.R. Donnelley & Sons Co.	1,106,784
20,880	Ryder System, Inc.	1,728,655
22,400	Triumph Group, Inc.	1,278,144
61,965	Tutor Perini Corp. *	1,345,260

		21,508,355

Information Technology — 15.7%
36,933	ARRIS Group, Inc. *	968,383
125,259	Brocade Communications Systems, Inc.	1,392,880
59,056	Celestica, Inc. *	660,837
24,540	CSG Systems International, Inc.	601,721
16,130	DST Systems, Inc.	1,559,771
57,800	Ingram Micro, Inc., Class A *	1,455,404
23,070	Integrated Silicon Solution, Inc.	370,966
21,762	Itron, Inc. *	809,764
27,310	IXYS Corp.	308,603
133,289	Kulicke & Soffa Industries, Inc. *	2,021,994
78,780	Mentor Graphics Corp.	1,812,728
83,575	Microsemi Corp. *	2,328,399
38,920	Plantronics, Inc.	1,783,704
139,895	QLogic Corp. *	1,868,997
47,122	Sanmina Corp. *	998,044
14,950	Science Applications International Corp.	729,261
21,963	Sykes Enterprises, Inc. *	494,607
15,277	Tech Data Corp. *	872,317
130,025	Vishay Intertechnology, Inc.	1,770,940

		22,809,320

Materials — 4.1%
15,975	A. Schulman, Inc.	556,729
30,044	Cabot Corp.	1,274,166
98,166	Coeur Mining, Inc. *	618,446
20,407	Koppers Holdings, Inc.	370,591
46,275	Olin Corp.	1,160,114

See accompanying notes which are an integral part of the schedule of investments.

49,102	Pan American Silver Corp.	572,529
23,890	Rayonier Advanced Materials, Inc.	408,997
30,166	Worthington Industries, Inc.	902,868

		5,864,440

Real Estate Investment Trusts — 11.7%
48,450	Apollo Residential Mortgage, Inc.	758,243
26,702	Ashford Hospitality Prime, Inc.	458,206
95,771	Ashford Hospitality Trust, Inc.	1,007,511
33,149	Associated Estates Realty Corp.	825,742
107,910	Brandywine Realty Trust	1,792,385
70,315	CBL & Associates Properties, Inc.	1,449,895
36,299	Geo Group, Inc./The	1,579,732
53,114	Hospitality Properties Trust	1,730,985
77,360	Mack-Cali Realty Corp.	1,509,294
104,060	Medical Properties Trust, Inc.	1,599,402
115,387	New Residential Investment Corp.	1,471,184
65,425	Pennsylvania Real Estate Investment Trust	1,565,620
180,556	RAIT Financial Trust	1,272,920

		17,021,119

Utilities — 4.1%
33,980	IDACORP, Inc.	2,307,582
55,211	Portland General Electric Co.	2,191,877
64,080	TECO Energy, Inc.	1,366,826

		5,866,285

Total Common Stocks (Cost $125,387,949)		139,616,931

Cash Equivalents — 3.8%
5,463,895	Huntington Money Market Fund, Institutional Shares, 0.036% (a) (b)	5,463,895

Total Cash Equivalents (Cost $5,463,895)		5,463,895

Total Investments (Cost $130,851,844) — 100.1%		145,080,826

Liabilities in Excess of Other Assets — (0.1)%		(77,446)

Net Assets — 100.0%		$145,003,380

(a)	Rate disclosed is the seven day yield as of January 31, 2015.
(b)	Affiliated fund.
*	Non-income producing security.

See accompanying notes which are an integral part of the schedule of investments.

At January 31, 2015, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Tax Cost of Securities	$131,599,220

Gross Unrealized Appreciation	$22,740,352
Gross Unrealized (Depreciation)	(9,258,746)

Net Unrealized Appreciation on Investments	$13,481,606

At January 31, 2015, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, mark-to-market adjustments on passive foreign investment companies, return of capital from real estate investment trusts and income from certain investments of $747,376 for the Dreman Contrarian Small Cap Value Fund.

Dreman Contrarian Small Cap Value Fund

Notes to Schedule of Investments (Unaudited)

January 31, 2015

The Dreman Contrarian Small Cap Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Dreman Value Management LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation. These securities are classified as Level 2 securities.

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2015:

	Valuation Inputs
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$139,616,931	$—	$—	$139,616,931
Money Market Securities	5,463,895	—	—	5,463,895

Total	$145,080,826	$—	$—	$145,080,826

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of January 31, 2015.

Green Owl Intrinsic Value Fund

Schedule of Investments

January 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.32%

Consumer Discretionary — 27.23%
Bed Bath & Beyond, Inc. *	34,125	$2,551,526
CarMax, Inc. *	30,240	1,877,904
CBS Corp. - Class B	29,500	1,616,895
Coach, Inc.	36,405	1,353,902
General Motors Co.	70,600	2,302,972
Kohl’s Corp.	37,500	2,239,500
Target Corp.	20,075	1,477,721
Viacom, Inc. - Class B	19,951	1,285,243
Walt Disney Co./The	17,505	1,592,255

		16,297,918

Consumer Staples — 8.75%
Coca-Cola Co./The	28,170	1,159,759
CVS Caremark Corp.	12,920	1,268,227
Walgreens Boots Alliance, Inc.	21,325	1,572,719
Wal-Mart Stores, Inc.	14,550	1,236,459

		5,237,164

Energy — 6.25%
Baker Hughes, Inc.	13,800	800,262
FMC Technologies, Inc. *	14,000	524,720
Halliburton Co.	36,000	1,439,640
Noble Corp. PLC	21,300	345,486
Schlumberger Ltd.	7,650	630,284

		3,740,392

Financials — 29.68%
American Express Co.	10,815	872,662
American International Group, Inc.	39,250	1,918,148
Bank of America Corp.	121,600	1,842,240
Bank of New York Mellon Corp./The	52,360	1,884,960
Berkshire Hathaway, Inc. - Class B *	28,815	4,146,767
Citigroup, Inc.	26,400	1,239,480
JPMorgan Chase & Co.	41,230	2,242,087
Leucadia National Corp.	56,485	1,280,515
Ocwen Financial Corp. *	73,860	452,023
Wells Fargo & Co.	36,350	1,887,292

		17,766,174

Industrials — 13.46%
Boeing Co./The	19,690	2,862,335
Expeditors International of Washington, Inc.	25,605	1,118,426
Jacobs Engineering Group, Inc. *	22,800	868,680
Quanta Services, Inc. *	53,190	1,408,471
United Parcel Service, Inc. - Class B	9,420	931,073
Valmont Industries, Inc.	7,240	869,669

		8,058,654

Information Technology — 12.01%
Accenture PLC - Class A	17,075	1,434,812
Apple, Inc.	22,820	2,673,591
Corning, Inc.	59,340	1,410,512
Google, Inc. - Class A *	1,073	576,791
Google, Inc. - Class C *	2,048	1,094,697

		7,190,403

See accompanying notes which are an integral part of this schedule of investments.

Telecommunication Services — 0.94%
Verizon Communications, Inc.	12,233	559,171

Total Common Stocks (Cost $48,703,384)		58,849,876

Money Market Securities — 1.67%

Federated Treasury Obligations Fund - Service Shares, 0.01% (a)	999,734	999,734

Total Money Market Securities (Cost $999,734)		999,734

Total Investments – 99.99% (Cost $49,703,118)		59,849,610

Total Written Call Options (Premiums Received $96,689) – (0.12)%		(71,890)

Other Assets in Excess of Liabilities – 0.13%		77,123

TOTAL NET ASSETS – 100.00%		$59,854,843

(a)	Rate disclosed is the seven day yield as of January 31, 2015.
*	Non-income producing security.

At January 31, 2015, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Tax Cost of Securities	$49,755,591

Gross Unrealized Appreciation	$13,035,658
Gross Unrealized (Depreciation)	(2,941,639)

Net Unrealized Appreciation on Investments	$10,094,019

At January 31, 2015, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $52,473 for the Green Owl Intrinsic Value Fund.

See accompanying notes which are an integral part of this schedule of investments.

Schedule of Written Options

January 31, 2015

(Unaudited)

	Outstanding Contracts	Fair Value
Written Call Options - (0.12)%

Consumer Discretionary - (0.12)%
Carmax, Inc./ July 2015/ Strike $65.00 (a)	(182)	$(71,890)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $96,689) - (0.12)%		$(71,890)

(a)	The call contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments

January 31, 2015

(Unaudited)

The Green Owl Intrinsic Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Writing Options - The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period, or to the extent that some or all of the risk of the option has been offset by another option. When the Fund writes a covered call option, it maintains a segregated position within its account with its Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be affected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

The Fund may write put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a put option, it maintains a segregated position within its account with the Custodian of cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

The Fund will receive a premium from writing a put option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised, resulting in a potential capital loss unless the security subsequently appreciates in value.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

January 31, 2015

(Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value including items such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Written option contracts that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued at the mean of the last bid and ask prices. The options will generally be categorized as Level 1 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

January 31, 2015

(Unaudited)

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2015:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$58,849,876	$—	$—	$58,849,876
Money Market Securities	999,734	—	—	999,734

Total	$59,849,610	$—	$—	$59,849,610

*	Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Option Contracts	$(71,890)	$—	$—	$(71,890)

Total	$(71,890)	$—	$—	$(71,890)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended January 31, 2015.

Granite Value Fund

Schedule of Investments

January 31, 2015 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.06%

Consumer Discretionary — 20.53%
Bed Bath & Beyond, Inc. *	5,150	$385,065
Comcast Corp. - Class A	7,000	372,015
Foot Locker, Inc.	4,750	252,795
General Motors Co.	16,890	550,952
News Corp. - Class A *	23,330	347,384
Starz *	11,605	342,580
Whirlpool Corp.	1,970	392,188

		2,642,979

Consumer Staples — 9.32%
Coca-Cola Co./The	9,150	376,705
Unilever PLC ADR	10,590	465,642
Wal-Mart Stores, Inc.	4,210	357,766

		1,200,113

Energy — 11.87%
Apache Corp.	5,065	316,917
Exxon Mobil Corp.	5,740	501,791
Southwestern Energy Co. *	12,340	305,909
Ultra Petroleum Corp. *	17,255	220,001
Unit Corp. *	6,175	183,891

		1,528,509

Financials — 19.71%
Alleghany Corp. *	925	408,933
American Express Co.	4,030	325,181
American International Group, Inc.	9,730	475,505
Berkshire Hathaway, Inc. - Class B *	3,655	525,991
Citigroup, Inc.	8,990	422,080
Franklin Resources, Inc.	7,375	380,034

		2,537,724

Health Care — 11.64%
Baxter International, Inc.	5,190	364,909
C.R. Bard, Inc.	2,230	381,397
Johnson & Johnson	3,490	349,489
UnitedHealth Group, Inc.	3,785	402,156

		1,497,951

Industrials — 11.54%
Boeing Co./The	3,130	455,008
Cummins, Inc.	2,725	380,028
Exelis, Inc.	15,440	264,178
United Technologies Corp.	3,365	386,235

		1,485,449

Information Technology — 8.47%
Apple, Inc.	3,360	393,658
Microsoft Corp.	8,295	335,118
Western Union Co./The	21,270	361,590

		1,090,366

Utilities — 2.98%
Calpine Corp. *	18,375	383,670

Total Common Stocks (Cost $11,163,751)		12,366,761

See accompanying notes which are an integral part of this schedule of investments.

Granite Value Fund

Schedule of Investments – (continued)

January 31, 2015 (Unaudited)

	Shares	Fair Value
Money Market Securities — 4.09%

Fidelity Institutional Money Market Funds - Prime Money Market Portfolio - Institutional Class, 0.08% (a)	526,698	$526,698

Total Money Market Securities (Cost $526,698)		526,698

Total Investments – 100.15% (Cost $11,690,449)		12,893,459

Liabilities in Excess of Other Assets – (0.15)%		(19,358)

TOTAL NET ASSETS – 100.00%		$12,874,101

(a)	Rate disclosed is the seven day yield as of January 31, 2015.
*	Non-income producing security.

ADR — American Depositary Receipt

At January 31, 2015, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Tax Cost of Securities	$11,695,550

Gross Unrealized Appreciation	$1,777,348
Gross Unrealized Depreciation	(579,439)

Net Unrealized Appreciation on Investments	$1,197,909

At January 31, 2015, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $5,101 for the Granite Value Fund.

See accompanying notes which are an integral part of this schedule of investments.

Granite Value Fund

Related Notes to the Schedule of Investments

January 31, 2015

(Unaudited)

The Granite Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (ex., the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

Granite Value Fund

Related Notes to the Schedule of Investments – continued

January 31, 2015

(Unaudited)

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2015:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$12,366,761	$—	$—	$12,366,761
Money Market Securities	526,698	—	—	526,698

Total	$12,893,459	$—	$—	$12,893,459

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended January 31, 2015.

Sound Mind Investing Fund

Schedule of Investments

January 31, 2015 (Unaudited)

Mutual Funds 77.42%

	Shares	Fair Value
Mutual Funds Greater Than 1% of The Sound Mind Investing Fund’s Net Assets — 75.42%
AllianceBernstein Large Cap Growth Fund - Advisor Class	281,571	$11,138,942
AMG Managers Brandywine Fund *	193,785	6,681,710
Ariel Fund - Investor Class	201,764	14,153,724
Columbia Large Cap Enhanced Core Fund - Class A (a)	446,798	9,302,335
Fidelity Mid Cap Value Fund	580,064	14,008,536
Fidelity OTC Portfolio *	147,284	11,704,646
GE Institutional Premier Growth Equity Fund - Investor Class (a)	859,889	12,055,639
Hennessy Cornerstone Growth Fund - Institutional Class (a) *	415,560	7,991,227
Janus Venture Fund - Class T	86,057	5,375,144
Jensen Quality Growth Fund - Institutional Class	294,712	11,487,890
JPMorgan Disciplined Equity Fund - Institutional Class	547,460	12,635,372
JPMorgan Intrepid Growth Fund - Select Class (a)	252,132	9,901,233
JPMorgan Intrepid Mid Cap Fund - Select Class (a)	518,552	11,724,467
Lazard US Equity Concentrated Portfolio - Institutional Class (a)	778,520	10,229,748
Nicholas Fund, Inc.	181,760	12,168,850
Olstein All Cap Value Fund – Advisor Class (a)	550,318	13,372,727
PRIMECAP Odyssey Aggressive Growth Fund	507,659	16,422,778
Touchstone Large Cap Growth Fund - Class Y	118,939	3,534,873
Vanguard Strategic Equity Fund - Investor Class	83,990	2,680,958

Total Mutual Funds Greater Than 1% of the Sound Mind Investing Fund’s Net Assets (Cost $198,980,129)		196,570,799

Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets — 2.00% (b)
AllianzGI NFJ Dividend Value Fund - Institutional Class	200	3,282
AllianzGI NFJ Small-Cap Value Fund - Institutional Class	162	4,291
American Century International Discovery Fund - Institutional Class	250	3,111
Artisan International Small Cap Fund - Investor Class	150	3,363
Artisan International Value Fund - Investor Class	150	5,152
Artisan Mid Cap Value Fund - Investor Class	200	4,810
Artisan Small Cap Fund - Investor Class *	250	7,112
Artisan Small Cap Value Fund - Investor Class	150	1,997
Aston TAMRO Small Cap Fund - Institutional Class	100	1,973
BBH Core Select Fund - Class N	100	2,189
Berwyn Fund	100	3,070
BlackRock International Opportunities Portfolio - Institutional Class	100	3,228
Bridgeway Small Cap Growth Fund - Class N	205	3,770
Bridgeway Small Cap Value Fund - Class N	179	3,737
Buffalo Small Cap Fund, Inc.	150	4,567
Columbia Acorn International - Class Z	100	4,202
Columbia Acorn Select - Class Z	150	3,268
Columbia Small Cap Growth I Fund - Class Z	100	2,543
Columbia Value and Restructuring Fund - Class Z	50	2,228
Davis Opportunity Fund - Class Y	100	3,177
Delaware Select Growth Fund - Institutional Class	100	4,961
Delaware Small Cap Value Fund - Institutional Class	100	5,247
Delaware SMID Cap Growth Fund - Institutional Class	100	3,266
Delaware Value Fund - Institutional Class	144	2,571
Deutsche Small Cap Value Fund - Institutional Class	85	2,114
DFA International Small Cap Value Portfolio - Investor Class	100	1,848
DFA International Small Company Portfolio - Institutional Class	100	1,684
DFA U.S. Small Cap Value Portfolio - Institutional Class	100	3,324
Dreyfus Opportunistic Small Cap Fund	100	2,848
Fairholme Fund	100	3,163

See accompanying notes which are an integral part of this schedule of investments.

Sound Mind Investing Fund

Schedule of Investments - continued

January 31, 2015 (Unaudited)

	Shares	Fair Value
Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets — 2.00% (b) - continued
Fidelity Mid-Cap Stock Fund	150	$5,667
Fidelity Small Cap Discovery Fund	100	2,907
Fidelity Small Cap Stock Fund	150	2,745
Fidelity Small Cap Value Fund - Advisor Class	150	2,756
Franklin Small Cap Value Fund - Advisor Class	100	5,295
Goldman Sachs Growth Opportunities Fund - Institutional Class	30,326	815,781
Hartford Growth Opportunities Fund/The – Class Y	21,459	800,000
Hartford International Opportunities Fund/The - Class Y	248	3,782
Heartland Value Fund	100	4,149
Hennessy Focus Fund - Investor Class	100	6,531
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	100	3,912
Invesco American Value Fund - Class R5	100	3,837
Janus Forty Fund - Institutional Class	32,830	1,000,657
Janus Overseas Fund - Class T	100	3,096
JPMorgan Mid Cap Value Fund - Institutional Class	100	3,640
JPMorgan Small Cap Equity Fund - Select Class	226	10,619
Legg Mason Opportunity Trust - Institutional Class	117,777	2,319,023
Longleaf Partners Fund	150	4,551
Longleaf Partners International Fund	100	1,357
Longleaf Partners Small-Cap Fund	100	3,001
Lord Abbett Developing Growth Fund, Inc. - Institutional Class	100	2,429
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio - Institutional Class	100	3,906
Morgan Stanley Institutional Fund, Inc. - International Small Cap Portfolio - Institutional Class	36	435
Neuberger Berman Genesis Fund - Institutional Class	100	5,478
Oakmark International Fund - Institutional Class	150	3,502
Oakmark International Small Cap Fund - Institutional Class	150	2,226
Oakmark Select Fund - Institutional Class	150	5,845
Oppenheimer International Small Company Fund - Class Y	100	3,255
Oppenheimer Small and Mid Cap Value Fund - Class Y	100	4,823
Perkins Mid Cap Value Fund - Class T	200	3,902
Principal SmallCap Growth Fund I - Institutional Class	200	2,320
Royce Low-Priced Stock Fund - Investment Class	150	1,364
Royce Opportunity Fund - Investment Class	151	1,915
Royce Premier Fund - Investment Class	300	5,649
Royce Special Equity Fund - Institutional Class	150	3,256
Royce Special Equity Fund - Investment Class	100	2,185
Royce Value Fund - Institutional Class	100	1,115
T. Rowe Price International Discovery Fund	150	7,680
T. Rowe Price New Horizons Fund	100	4,337
T. Rowe Price Small-Cap Value Fund	100	4,490
Third Avenue Value Fund - Institutional Class	335	18,522
TIAA-CREF International Equity Fund - Institutional Class	100	1,070
Touchstone Sands Capital Select Growth Fund - Class Y	100	1,778
Tweedy Browne Global Value Fund	150	3,912
Wasatch Emerging Markets Small Cap Fund	1,000	2,680
Wasatch International Growth Fund	150	3,900

Total Mutual Funds Less Than 1% of the Sound Mind Investing Fund’s Net Assets (Cost $4,212,227)		5,207,376

Total Mutual Funds (Cost $203,192,356)		201,778,175

See accompanying notes which are an integral part of this schedule of investments.

Sound Mind Investing Fund

Schedule of Investments - continued

January 31, 2015 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds 22.36%
Consumer Staples Select Sector SPDR Fund	204,800	$9,834,496
Guggenheim S&P 500 Equal Weight Technology ETF (a)	100,300	8,671,938
iShares Select Dividend ETF	59,800	4,724,200
iShares Transportation Average ETF	90,604	14,063,553
iShares U.S. Consumer Services ETF	52,400	7,070,332
Powershares QQQ Trust Series 1	137,725	13,923,997

Total Exchange-Traded Funds (Cost $57,839,519)		58,288,516

Total Investments – 99.78% (Cost $261,031,876)		$260,066,691

Other Assets in Excess of Liabilities – 0.22%		566,325

Total Net Assets – 100.00%		$260,633,016

(a)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days. As of January 31, 2015, the fair value of illiquid securities held by the Fund was $38,468,862 or 14.76% of net assets.
(b)	Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager’s opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.

ETF – Exchange-Traded Fund

SPDR – Standard & Poor’s Depositary Receipts

*	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

SMI Conservative Allocation Fund (formerly the Sound Mind Investing Balanced Fund)

Schedule of Investments

January 31, 2015 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 6.78%

AIG Global Funding, 1.650%, 12/15/2017 (a)	$25,000	$25,221
Ally Financial, Inc., 3.125%, 1/15/2016	25,000	25,187
Ally Financial, Inc., 5.500%, 2/15/2017	55,000	57,750
American Honda Finance Corp., 1.125%, 10/7/2016	80,000	80,585
American International Group, Inc., 5.050%, 10/1/2015	70,000	71,980
Anadarko Petroleum Corp., 4.500%, 7/15/2044	25,000	26,771
Apache Corp., 4.250%, 1/15/2044	10,000	9,404
Branch Banking & Trust Co., 1.350%, 10/1/2017	45,000	45,184
Burlington Northern Santa Fe LLC, 3.400%, 9/1/2024	70,000	73,723
Citigroup, Inc., 1.350%, 3/10/2017	55,000	54,983
Citigroup, Inc., 1.850%, 11/24/2017	60,000	60,470
Daimler Finance North America LLC, 1.250%, 1/11/2016 (a)	90,000	90,457
Devon Energy Corp., 4.750%, 5/15/2042	45,000	49,333
Entergy Texas, Inc., 3.600%, 6/1/2015	55,000	55,507
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016 (a)	65,000	67,292
Ford Motor Credit Co. LLC, 4.250%, 2/3/2017	90,000	94,843
General Electric Capital Corp., 1.000%, 12/11/2015	90,000	90,435
General Electric Capital Corp., 1.000%, 1/8/2016	90,000	90,446
General Electric Capital Corp., 1.250%, 5/15/2017	85,000	85,561
Goldman Sachs Group, Inc./The, 3.700%, 8/1/2015	45,000	45,662
Goldman Sachs Group, Inc./The, 1.600%, 11/23/2015	85,000	85,615
Goldman Sachs Group, Inc./The, 1.455%, 4/30/2018 (b)	85,000	86,099
Hartford Financial Services Group, Inc., 5.500%, 10/15/2016	60,000	64,242
Hartford Financial Services Group, Inc., 5.375%, 3/15/2017	65,000	70,398
JPMorgan Chase & Co., 0.881%, 2/26/2016 (b)	75,000	75,164
Liberty Mutual Group, Inc., 6.700%, 8/15/2016 (a)	25,000	27,109
Manufacturers & Traders Trust Co., 1.400%, 7/25/2017	55,000	55,331
Morgan Stanley, 1.512%, 2/25/2016 (b)	40,000	40,332
New York Life Global Funding, 1.450%, 12/15/2017 (a)	65,000	65,584
Rowan Companies, Inc., 4.750%, 1/15/2024	25,000	23,765
Verizon Communications, Inc., 1.350%, 6/9/2017	100,000	99,942
Wells Fargo & Co., 1.400%, 9/8/2017	60,000	60,404

Total Corporate Bonds (Cost $1,914,448)		1,954,779

Foreign Bonds Denominated in U.S. Dollars — 1.02%

Barclays PLC, 2.750%, 11/8/2019	40,000	40,866
BP Capital Markets PLC, 3.535%, 11/4/2024	75,000	77,664
Ensco PLC, 5.750%, 10/1/2044	35,000	35,903
Petrobras Global Finance BV, 2.393%, 1/15/2019 (b)	35,000	29,925
Petrobras Global Finance BV, 6.250%, 3/17/2024	50,000	45,291
Petroleos Mexicanos, 3.500%, 7/18/2018	25,000	25,550
Transocean, Inc., 3.800%, 10/15/2022	20,000	14,773
Vale Overseas Ltd., 6.875%, 11/21/2036	25,000	24,651

Total Foreign Bonds Denominated in U.S. Dollars (Cost $297,417)		294,623

See accompanying notes which are an integral part of this schedule of investments.

SMI Conservative Allocation Fund (formerly the Sound Mind Investing Balanced Fund)

Schedule of Investments - continued

January 31, 2015 (Unaudited)

	Principal Amount	Fair Value
U.S. Treasury Obligations — 1.44%

U.S. Treasury Note, 0.375%, 4/30/2016	$415,000	$415,583

Total U.S. Treasury Obligations (Cost $415,024)		415,583

Asset-Backed Securities — 10.03%

American Airlines Pass Through Trust, Series 2011-1, Class A, 5.250%, 1/31/2021	23,011	24,967
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.889%, 7/10/2044 (b)	60,545	63,732
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.153%, 9/10/2047 (b)	49,961	50,793
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2004-1, 4.575%, 1/15/2021	48,011	52,159
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2001-2, 6.462%, 1/15/2021	19,331	21,717
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2005-4, 4.967%, 4/1/2023	16,901	18,254
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.685%, 9/10/2045	27,921	27,921
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A1, 0.666%, 10/15/2045	20,522	20,459
Commercial Mortgage Trust, Series 2007-GC9, Class A7, 5.444%, 3/10/2039	30,000	32,008
Commercial Mortgage Trust, Series CD 2005-CD1, Class A4, 5.226%, 7/15/2044 (b)	32,688	33,076
Countrywide Asset-Backed Certificates, Series 2006-S10, Class A2, 0.391%, 10/25/2036 (b)	10,028	9,840
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.000%, 9/25/2015	186	186
Credit Suisse Mortgage Trust, Series 2009-12R, Class 41A1, 4.218%, 3/27/2037 (a) (b)	7,817	8,052
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	28,307	33,082
Fannie Mae, Pool #465468, 3.330%, 7/1/2020	45,326	47,943
Fannie Mae, Pool #466284, 3.330%, 10/1/2020	88,753	96,471
Fannie Mae, Pool #466319, 3.230%, 11/1/2020	88,233	94,944
Fannie Mae, Pool #AM2182, 2.160%, 1/1/2023	148,938	151,235
Fannie Mae, Pool #AA4328, 4.000%, 4/1/2024	30,645	32,610
Fannie Mae, Pool #AB2822, 2.500%, 3/1/2026	27,009	28,016
Fannie Mae, Pool #AM1671, 2.100%, 12/1/2027	53,424	53,321
Fannie Mae, Pool #MA1604, 2.000%, 7/1/2028	49,082	49,265
Fannie Mae, Pool #464398, 5.970%, 1/1/2040	18,889	25,032
Fannie Mae, Pool #464400, 5.970%, 1/1/2040	14,167	17,894
Fannie Mae, Pool #466890, 5.100%, 12/1/2040	23,723	29,510
Fannie Mae REMICS, Series 2013-M14, Class A, 4.000%, 2/25/2033	93,459	94,766
Fannie Mae-Aces, Series 2013-M5, Class ASQ2, 0.595%, 8/25/2015	75,448	75,464
Fannie Mae-Aces, Series 2014-M2, Class ASQ2, 0.478%, 9/25/2015	86,593	86,620
Fannie Mae-Aces, Series 2014-M9, Class ASQ2, 1.462%, 4/25/2017	125,000	126,533
Fannie Mae-Aces, Series 2014-M5, Class ASQ1, 0.986%, 3/25/2019	104,019	104,172
Fannie Mae-Aces, Series 2014-M1, Class A1, 2.325%, 7/25/2023 (b)	67,933	69,904
Fannie Mae-Aces, Series 2014-M13, Class AB2, 2.951%, 8/25/2024	40,000	42,109
Freddie Mac REMICS, Series 3609, Class LA, 4.000%, 12/15/2024	40,055	41,905
Freddie Mac REMICS, Series 3873, Class DG, 3.000%, 7/15/2027	8,838	8,985
Ginnie Mae I, Pool #AB2583, 2.140%, 8/15/2023	81,346	82,047
Ginnie Mae I, Pool #AD0091, 2.730%, 6/15/2032	219,371	224,853
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A1, 0.662%, 11/10/2045	31,347	31,227
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.796%, 8/10/2045 (b)	90,258	98,161

See accompanying notes which are an integral part of this schedule of investments.

SMI Conservative Allocation Fund (formerly the Sound Mind Investing Balanced Fund)

Schedule of Investments - continued

January 31, 2015 (Unaudited)

	Principal Amount or Shares	Fair Value
Asset-Backed Securities — 10.03% - continued

Hertz Vehicle Financing LLC, Series 2011-1A, Class A1, 2.200%, 3/25/2016 (a)	$36,667	$36,733
Hertz Vehicle Financing LLC, Series 2013-1A, Class A1, 1.120%, 8/25/2017 (a)	90,000	90,010
Home Equity Mortgage Trust, Series 2006-1, Class A2, 5.800%, 5/25/2036	25,400	21,099
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A1, 1.260%, 8/15/2046	102,992	103,463
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A1, 0.705%, 10/15/2045	22,881	22,890
Mid-State Trust, Series 11, Class A1, 4.864%, 7/15/2038	15,137	16,205
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1, 0.664%, 11/15/2045	25,678	25,577
MSCC Heloc Trust, Series 2007-1, Class A, 0.271%, 12/25/2031 (b)	58,475	55,786
Northwest Airlines Pass Through Trust, Series 2007-1, Class A, 7.027%, 11/1/2019	39,825	45,640
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2A, 0.451%, 8/25/2033 (b)	7,439	7,013
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-S7, Class A2, 0.468%, 12/25/2035 (a) (b)	12,818	12,524
U.S. Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 10/22/2023	24,456	29,103
U.S. Airways Pass Through Trust, Series 2012-1, Class A, 5.900%, 10/1/2024	44,716	50,752
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, 0.726%, 8/10/2049	39,375	39,116
Union Pacific Railroad Co. 2003 Pass Through Trust, Series 03-1, 4.698%, 1/2/2024	8,790	9,594
Union Pacific Railroad Co. 2004 Pass Through Trust, Series 04-1, 5.404%, 7/2/2025	46,941	51,574
Union Pacific Railroad Co. 2005 Pass Through Trust, Series 05-1, 5.082%, 1/2/2029	42,668	48,289
Union Pacific Railroad Co. 2006 Pass Through Trust, Series 06-1, 5.866%, 7/2/2030	26,015	30,971
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.687%, 10/15/2045	50,575	50,545
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A1, 0.734%, 12/15/2045	35,505	35,500

Total Asset-Backed Securities (Cost $2,784,615)		2,891,617

		Shares
Mutual Funds — 41.12%

AllianceBernstein Large-Cap Growth Fund - Advisor Class	8,624	341,153
Ariel Fund - Investor Class	14,437	1,012,778
Fidelity Mid Cap Value Fund	40,510	978,322
Fidelity OTC Portfolio	16,027	1,273,662
Hartford Growth Opportunities Fund/The - Class A	30,450	1,135,181
Hennessy Cornerstone Growth Fund - Institutional Class *	47,782	918,855
Jensen Quality Growth Fund - Institutional Class	20,872	813,579
JPMorgan Disciplined Equity Fund - Institutional Class	28,798	664,668
Lazard U.S. Equity Concentrated Portfolio - Institutional Class	53,630	704,693
Lazard U.S. Mid Cap Equity Portfolio - Institutional Class	56,396	1,039,374
Lord Abbett Developing Growth Fund, Inc. - Institutional Class	100	2,429
Nicholas Fund, Inc.	9,080	607,924
Olstein All Cap Value Fund - Adviser Class	50,846	1,235,559
PRIMECAP Odyssey Aggressive Growth Fund	34,713	1,122,963

Total Mutual Funds (Cost $12,354,261)		11,851,140

See accompanying notes which are an integral part of this schedule of investments.

SMI Conservative Allocation Fund (formerly the Sound Mind Investing Balanced Fund)

Schedule of Investments - continued

January 31, 2015 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 38.27%

Consumer Staples Select Sector SPDR Fund	8,700	$417,774
iShares 20+ Year Treasury Bond ETF	46,770	6,477,645
iShares Transportation Average ETF	2,050	318,201
Powershares QQQ Trust Series 1	8,200	829,020
Vanguard REIT ETF	34,500	2,985,975

Total Exchange-Traded Funds (Cost $10,404,174)		11,028,615

Money Market Securities — 0.73%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.11% (c)	209,995	209,995

Total Money Market Securities (Cost $209,995)		209,995

Total Investments – 99.39% (Cost $28,379,934)		$28,646,352

Other Assets in Excess of Liabilities – 0.61%		175,094

TOTAL NET ASSETS – 100.00%		$28,821,446

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2015.
(c)	Rate disclosed is the seven day yield as of January 31, 2015.
*	Non-income producing security.

ETF — Exchange-Traded Fund

REIT – Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

Centrally Cleared Credit Default Swaps - Buy Protection (d)	Name	Acquisition Date	Maturity Date	Implied Credit Spread at January 31, 2015 (e)	Notional Amount (f)	Appreciation/ (Depreciation)
CDX North America High Yield Credit Default Swap Index	Markit CDX. NA. HY. 23	10/15/2014	12/20/2019	3.72%	$300,000	$1,842

(Markit CDX. NA. HY. 23) contract to pay a premium equal to 5% of the notional amount.

(d)	When a credit event occurs as defined under the terms of the swap contract, the Fund as a buyer of credit protection will either (i) receive a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(e)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

See accompanying notes which are an integral part of this schedule of investments.

SMI Conservative Allocation Fund (formerly the Sound Mind Investing Balanced Fund)

Schedule of Investments - continued

January 31, 2015 (Unaudited)

(f)	The notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Credit Default Swap Index.

See accompanying notes which are an integral part of this schedule of investments.

SMI Dynamic Allocation Fund

Schedule of Investments

January 31, 2015 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 97.56%

Health Care Select Sector SPDR Fund	54,900	$3,802,923
iShares 20+ Year Treasury Bond ETF	250,700	34,721,950
SPDR S&P 500 ETF Trust (a)	252,630	50,392,106
Utilities Select Sector SPDR Fund	75,100	3,628,832
Vanguard Long-Term Bond ETF	20,500	2,059,225
Vanguard Long-Term Corporate Bond ETF	280,400	27,375,452
Vanguard REIT ETF (a)	717,630	62,110,877

Total Exchange-Traded Funds (Cost $163,661,925)		184,091,365

Mutual Funds — 1.97%

Fidelity Select Electronics Portfolio	2,418	201,172
ProFunds Biotechnology UltraSector ProFund - Investor Class	52,575	3,523,023

Total Mutual Funds (Cost $3,736,965)		3,724,195

Money Market Securities — 1.42%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.11% (b)	2,683,686	2,683,686

Total Money Market Securities (Cost $2,683,686)		2,683,686

Total Investments – 100.95% (Cost $170,082,576)		190,499,246

Liabilities in Excess of Other Assets – (0.95)%		(1,793,670)

TOTAL NET ASSETS – 100.00%		$188,705,576

(a)	For a schedule of each Fund’s holdings please refer to each Fund’s most recent semi-annual or annual report filed at www.sec.gov.
(b)	Rate disclosed is the seven day yield as of January 31, 2015.

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of this schedule of investments.

At January 31, 2015, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	SMI Fund	SMI Conservative Allocation Fund	SMI Dynamic Allocation Fund
Gross Appreciation	$8,395,729	$890,543	$20,445,002
Gross (Depreciation)	(9,364,679)	(625,539)	(48,942)

Net Appreciation (Depreciation) on Investments	$(968,950)	$265,004	$20,396,060

At January 31, 2015, the aggregate cost of securities for federal income tax purposes was $261,035,641, $28,381,348 and $170,103,186 for the SMI Fund, SMI Conservative Allocation Fund and SMI Dynamic Allocation Fund, respectively.

At January 31, 2015, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $3,765, $1,414 and $20,610 for the SMI Fund, SMI Conservative Allocation Fund and the SMI Dynamic Allocation Fund, respectively.

The Sound Mind Investing Funds

Notes to the Schedule of Investments

January 31, 2015

(Unaudited)

The Sound Mind Investing Fund (“SMI Fund”), SMI Conservative Allocation Fund (formerly the Sound Mind Investing Balanced Fund) and SMI Dynamic Allocation Fund (each a “Fund” and collectively, the “Funds”) are each investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains are broken out as such. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Swap Contracts – The SMI Conservative Allocation Fund may enter into credit default swap contracts. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty may be collateralized by designating liquid assets on the Fund’s books and records. The credit default swaps are marked to market daily based upon quotes received from a pricing service and any change in value is recorded in unrealized appreciation/depreciation. Periodic payments paid or received are recorded

The Sound Mind Investing Funds

Notes to the Schedule of Investments - continued

January 31, 2015 (Unaudited)

as realized gains/losses. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when SMI Advisory Services, LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

The Sound Mind Investing Funds

Notes to the Schedule of Investments - continued

January 31, 2015

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative instruments that a Fund invests in, such as swap agreements, are generally traded over-the-counter. The credit default swaps the SMI Conservative Allocation Fund invests in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing provider and will generally be classified as Level 2 securities.

Fixed income securities, including corporate bonds, foreign bonds denominated in U.S. dollars, U.S. treasury obligations and asset-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. Data used to establish quotes for asset-backed securities includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions, and assumptions regarding collateral and loss. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are generally categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds’ invest in may default or otherwise cease to have market quotations readily available.

The Sound Mind Investing Funds

Notes to the Schedule of Investments - continued

January 31, 2015

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2015:

	Valuation Inputs
SMI Fund	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds - greater than 1% of net assets	$196,570,799	$—	$—	$196,570,799
Mutual Funds - less than 1% of net assets	5,207,376	—	—	5,207,376
Exchange-Traded Funds	58,288,516	—	—	58,288,516

Total	$260,066,691	$—	$—	$260,066,691

	Valuation Inputs
SMI Conservative Allocation Fund	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$1,954,779	$—	$1,954,779
Foreign Bonds Denominated in U.S. Dollars	—	294,623	—	294,623
U.S. Treasury Obligations	—	415,583	—	415,583
Asset-Backed Securities	—	2,891,617	—	2,891,617
Mutual Funds	11,851,140	—	—	11,851,140
Exchange-Traded Funds	11,028,615	—	—	11,028,615
Money Market Securities	209,995	—	—	209,995
Total Investment Securities	$23,089,750	$5,556,602	$—	$28,646,352
Other Finanical Instruments*	—	1,842	—	1,842

Total	$23,089,750	$5,558,444	$—	$28,648,194

*	Credit Default Swaps (reflects net appreciation as of January 31, 2015.)

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange-Traded Funds	$184,091,365	$—	$—	$184,091,365
Mutual Funds	3,724,195	—	—	3,724,195
Money Market Securities	2,683,686	—	—	2,683,686

Total	$190,499,246	$—	$—	$190,499,246

The Sound Mind Investing Funds

Notes to the Schedule of Investments - continued

January 31, 2015

(Unaudited)

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the period ended January 31, 2015, there were no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Board of Trustees and management of the SMI Conservative Allocation Fund consider the restricted securities shown below to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At January 31, 2015, the SMI Conservative Allocation Fund held restricted securities representing 1.47% of net assets, as listed as follows:

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
AIG Global Funding, 1.650%, 12/15/2017	12/8/2014	$25,000	$24,978	$25,221
Credit Suisse Mortgage Trust, Series 2009-12R, Class 41A1, 4.218%, 3/27/2037	6/13/2011	$7,817	$7,819	$8,052
Daimler Finance North America LLC, 1.250%, 1/11/2016	1/9/2013	90,000	89,965	90,457
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016	(a)	65,000	65,027	67,292
Hertz Vehicle Financing LLC, Series 2011-1A, Class A1, 2.200%, 3/25/2016	(b)	36,667	36,736	36,733
Hertz Vehicle Financing LLC, Series 2013-1A, Class A1, 1.120%, 8/25/2017	1/18/2013	90,000	89,997	90,010
Liberty Mutual Group, Inc. 6.700%, 8/15/2016	1/19/2012	25,000	25,844	27,109
New York Life Global Funding, 1.450%, 12/15/2017	12/10/2014	65,000	64,929	65,584
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-S7, Class A2, 0.468%, 12/25/2035	(c)	12,818	9,308	12,524

				$422,982

(a)	Purchased on various dates beginning 6/17/2011.
(b)	Purchased on various dates beginning 6/13/2011.
(c)	Purchased on various dates beginning 6/22/2011.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of April 29, 2014, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date March 31, 2015

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date March 31, 2015